Assets held for sale and Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale And Discontinued Operations
Schedule of small generation assets
Schedule of balance sheet

	Small generation assets	12.31.2025	HPP Colíder	Small generation assets	12.31.2024
Assets classified as held for sale
Cash and cash equivalents	—	—	—	13	13
Property, plant and equipment	25,177	25,177	1,602,581	245,844	1,848,425
Intangible assets	—	—	16,762	16,626	33,388
	25,177	25,177	1,619,343	262,483	1,881,826
Liabilities associated with assets classified as held for sale
Loans and financing	—	—	484,981	22,695	507,676
Accounts payable related to concession	—	—	32,505	280	32,785
Provisions for legal claims	—	—	—	951	951
	—	—	517,486	23,926	541,412

Schedule of statements of income

Statements of Income from discontinued operations	12.31.2024	12.31.2023
Net operating revenue	561,141	977,149
Operating costs	(446,073)	(692,718)
Gross profit	115,068	284,431
Selling expenses	(16,261)	(11,451)
General and administrative expenses	(37,874)	(59,410)
Other operational income (expenses)	(2,374)	(14,903)
	(56,509)	(85,764)
Profit (loss) before financial results and taxes	58,559	198,667
Financial results	(10,806)	455
Operating profit (loss)	47,753	199,122
Income tax and social contribution	(26,527)	(7,621)
Net income (loss)	21,226	191,501
Gain on the share sales operation	725,778	—
Income tax on sales gains	(255,433)	—
Net income (loss) from discontinued operations	491,571	191,501
Other comprehensive income from discontinued operations	—	1,650
Comprehensive income from discontinued operations	491,571	193,151

Schedule of statements of comprehensive income

	12.31.2024	12.31.2023
Result of discontinued operations attributed to shareholders of the parent company	463,690	100,733
Result of discontinued operations attributed to non-controlling shareholders	16,539	67,485
	480,229	168,218
( + ) Elimination of intercompany costs/expenses	11,342	23,283
Consolidated results of discontinued operations	491,571	191,501

The following tables present Compagas and UEGA cash flow and value added statements in 2024 and 2023.

Schedule of cash flows from discontinued operations

Statements of Cash Flows from discontinued operations	12.31.2024	12.31.2023
Net income	21,226	191,501
Adjustments to reconcile net income	39,476	(12,547)
Dividends and interest on equity received	36,868	—
Changes in assets and liabilities	(57,434)	14,108
Debentures - interest due and paid	(25,051)	(10,423)
Loan charges granted to related parties	2,763	—
Taxes and charges paid	(14,228)	(57,165)
Cash flows from operational activities	3,620	125,474
Financial investments	(111)	(144)
Receipt of loans granted	49,500	—
Additions to contract assets, property, plant and equipment and intangible assets	(25,659)	(35,380)
Receipt for alienation	584,983	—
Cash flows from investment activities	608,713	(35,524)
Issue of Debentures	—	294,045
Issue of loans and financing	59,935	—
Payments of principal - debentures	(55,313)	(18,437)
Amortization of lease liabilities	(2,338)	(3,041)
Dividends and interest on own capital paid	(11,940)	(195,890)
Cash flows from financing activities	(9,656)	76,677
Changes in cash and cash equivalents	602,677	166,627